SUBSEQUENT EVENTS (Details Narrative) - USD ($)		2 Months Ended	9 Months Ended
	Aug. 08, 2024	Mar. 13, 2024	Sep. 30, 2024	Sep. 30, 2023
Subsequent Event [Line Items]
Common stock gross proceeds	$ 2,500,000		$ 3,375,590
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued		137,836
Common stock gross proceeds		$ 300,000